UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Preferred Income Fund III

Semiannual Report
11.30.06

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

Fund’s investments
page 6

Financial statements
page 1 3

Notes to financial
statements
page 1 8

For more information
page 2 8

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks to provide high current income, consistent with preservation of capital. The Fund’s secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objective by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace. Under normal conditions, the Fund invests at least 80% of its assets in preferred stocks and other preferred securities.

Over the last six months

► Preferred stocks posted strong gains during the period, fueled by the cessation of interest rate hikes and waning inflation fears.

► The Fund performed in line with its peers on a net asset value level.

► Holdings issued by domestic and foreign financial companies performed well and aided performance.

Top 10 issuers

Nexen, Inc.	3.5%	JPMorgan Chase Capital XI	2.2%

ING Groep NV	2.9%	PFGI Capital Corp.	2.2%

MetLife, Inc.	2.6%	Telephone & Data Systems, Inc.	2.2%

Lloyds TSB Bank Plc	2.3%	Royal Bank of Scotland Group Plc	2.1%

Southern Union Co.	2.2%	HSBC Finance Corp.	2.1%

As a percentage of net assets plus the value of preferred shares on November 30, 2006.

Managers’ report

John Hancock
Preferred Income Fund III

Preferred stocks posted strong gains for the six-month period ended November 30, 2006. In the early months of the period, fixed income investments — including preferred stocks — performed poorly, hurt by news of strong economic growth and mounting inflation pressures, which in turn fueled concerns about more interest rate hikes. Because preferreds make fixed income payments in the form of dividends, their prices tend to move higher and lower in response to expectations for interest rates and inflation. Preferreds also were forced to contend with a glut of new issuance, which typically came to market with higher yields than already-outstanding securities, making older issues less attractive and putting pressure on their prices.

But beginning in August, preferreds began to rally strongly, bolstered by renewed optimism that the Federal Reserve Board would hold interest rates steady. A series of reports indicating that the housing market and other parts of the economy were slowing provided investors evidence that inflation wasn’t the same concern it was just a few months earlier. The rally gathered even more steam when the Fed held interest rates steady at each of its final three Open Market Committee meetings of the period in August, September and October. Also adding steam to preferreds’ rebound was an abatement in new issuance as issuers called (meaning they refunded) outstanding preferred securities. Against that backdrop, preferred stocks that offered a certain

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE. . . AND WHAT’S BEHIND THE NUMBERS

PPL Electric Utilities	▲	Renewed focus on core regulated business drives earnings and dividends higher
Goldman Sachs	▲	Preferreds are coveted amid scarcity for high-quality, tax-advantaged securities
Ocean Spray	▼	Lack of liquidity causes stock to languish

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Gregory K. Phelps and Mark T. Maloney

tax advantage known as the dividends received deduction (DRD) outpaced those without the tax benefit.

“Preferred stocks posted strong
  gains for the six-month period
  ended November 30, 2006. “

Performance

For the six months ended November 30, 2006, John Hancock Preferred Income Fund III returned 11.37% at net asset value (NAV) and 18.49% at market value. The difference in the Fund’s NAV performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund’s NAV share price at any time. The Fund’s yield at closing market price on November 30, 2006 was 7.04% . By comparison, the average long-term bond fund returned 8.35% at net asset value, according to Morningstar, Inc. For the same six-month period, the Lehman Brothers Aggregate Bond Index gained 5.93% and the Merrill Lynch Preferred Stock Hybrid Securities Index returned 8.08% .

Leaders and laggards

Amid a particularly favorable environment for preferred stocks overall, some of our holdings really stood out by posting better-than-average gains for the six-month period. We enjoyed good returns from PNM Resources, Inc., a New Mexico electric utility. It was helped by the company’s move to reopen one of its nuclear plants that had been shut down due to mechanical problems. Our holdings in MetLife, Inc., the nation’s largest life insurer, also aided performance, bolstered by strong demand for preferreds with certain tax advantages. Investors also liked the fact that MetLife’s credit outlook improved thanks to the company’s lower debt, successful acquisition integration and strong operating performance, among other

Preferred Income Fund III

improvements at the company. Our stake in Southern Union Co. worked in our favor, thanks to the preferred stock holding’s high coupon and tax-advantaged status, coupled with the company’s improved financial results. Likewise, our stake in PPL Electric Utilities Corp., a Pennsylvania-based electric provider, served us well, as the securities were in strong demand amid a scarcity of other investment-grade, tax-advantaged utility preferred stocks. Our non-callable holdings in DPL, Inc., an electric utility based in and serving Ohio, also made a positive contribution to performance, helped by their high coupons and speculation that the company might be taken over.

Financials pay off

Another preferred-stock industry group that performed particularly well were our brokerage holdings, led by Goldman Sachs Group, Inc. and Merrill Lynch & Co. The brokers benefited from their ability to fire on all cylinders in their key businesses, including stocks, mergers and acquisitions, asset management and private equity. They also benefited from providing services to the thriving hedge fund industry, as well as gains from trading with their own money.

INDUSTRY DISTRIBUTION[1]

Electric utilities	17%
Multi-utilities	11%
Investment banking &
brokerage	10%
Diversified banks	10%
Other diversified financial
services	8%
Gas utilities	6%
Life & health insurance	5%
Oil & gas exploration &
production	4%
Integrated
telecommunication
services	4%
Multi-line insurance	4%
Real estate investment
trusts	4%
Consumer finance	3%
Automobile
manufacturers	3%
Regional banks	2%
All others	9%

Many of our investments in European financial services companies also topped our best-performers list, including ABN AMRO, Aegon N.V., DB Capital Funding, a financing vehicle for Deutsche Bank and ING Groep N.V. Like their financial services counterparts in the United States, these companies benefited from improvements in many of their lines of business. But the main factors behind their success were the securities’ similar structure. They are all highly rated tax-advantaged preferred stocks sporting attractive after-tax dividend rates — characteristics highly prized during the most recent market environment.

In contrast, we lost ground with our stake in Ocean Spray Cranberries, Inc., an agricultural cooperative owned by more than 650 cranberry growers in Massachusetts, Wisconsin, New Jersey, Oregon, Washington, British Columbia and other parts of Canada, as well as more than 100 Florida grapefruit growers. Our holdings were part of a private placement, whereby the company sold securities to a relatively small number of institutional investors rather than to the public at large. Despite

Preferred Income Fund III

the preferred stocks’ sought-after tax-advantaged status, their prices languished as investors increasingly went for more liquid (meaning easily traded) securities. We continued to hold onto our Ocean Spray stake because we believe that this high-quality company has the potential to be taken over by a larger multinational food company at an attractive premium to the price we paid for it.

“Amid a particularly favorable
  environment for preferred stocks
  overall, some of our holdings
  really stood out by posting
  better-than-average gains…”

Outlook

At the end of the period, the bond market was pricing in at least two rate cuts by mid-2007. While we agree with the notion that the Fed’s next move will be to lower rates rather than raise them further, we believe that such action will come later than the market currently anticipates. For that reason, we believe the Treasury market could  be due for a sell off amid any signs of economic strength, which likely would weigh on preferred and utility common stocks as well over the short term. Over the longer term, however, we remain quite optimistic that gradually slowing economic conditions will bode well for fixed income investments, including preferred stocks. We also believe that long-term  demand — driven by the baby boom generation’s increasing need for income-producing investments — will continue to provide support for preferred stocks.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible to factors adversely affecting the utilities industry than a more broadly diversified fund. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund’s portfolio on November 30, 2006.

Preferred Income Fund III

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 11-30-06 (unaudited)

This schedule is divided into five main categories: bonds, capital preferred securities, common stocks, preferred stocks and short-term investments. Bonds, capital preferred securities, common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 11.60%					$86,379,559
(Cost $83,775,083)

Automobile Manufacturers 0.29%					2,179,894

Ford Motor Co.,
Note	7.450%	07-16-31	CCC+	$2,755	2,179,894

Consumer Finance 0.45%					3,362,538

General Motors Acceptance Corp.,
Bond	8.000	11-01-31	BB+	3,000	3,362,538

Electric Utilities 5.24%					39,041,134

Black Hills Corp.,
Note	6.500	05-15-13	BBB–	15,000	15,265,680

DPL, Inc.,
Sr Note	6.875	09-01-11	BB	5,036	5,346,485

Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	15,000	15,021,285

Kentucky Power Co.,
Sr Note, Ser D	5.625	12-01-32	BBB	3,565	3,407,684

Gas Utilities 1.74%					12,987,926

Southern Union Co.,
Jr Sub Note Ser A (P)	7.200	11-01-66	BB	12,900	12,987,926

Integrated Oil & Gas 0.76%					5,637,745

Amerada Hess Corp.,
Note	7.125	03-15-33	BBB–	5,000	5,637,745

Multi-Utilities 1.61%					11,952,247

DTE Energy Co.,
Sr Note	6.375	04-15-33	BBB–	7,500	7,961,272

TECO Energy, Inc.,
Note	7.000	05-01-12	BB	3,810	3,990,975

Oil & Gas Refining & Marketing 1.51%					11,218,075

Valero Energy Corp.,
Note	7.500	04-15-32	BBB	9,500	11,218,075

See notes to financial statements

Preferred Income Fund III

F I N A N C I A L  S T A T E M E N T S

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Capital preferred securities 12.52%			$93,167,127
(Cost $96,846,905)

Diversified Banks 4.61%			34,302,950

Credit Agricole Preferred Funding
Trust, 7.00%, 1/29/49	A	$9,000	9,146,700

Lloyds TSB Bank Plc, 6.90%,
11-29-49 (United Kingdom)	A+	25,000	25,156,250

Electric Utilities 0.94%			7,003,125

DPL Capital Trust II,
8.125%, 09-01-31	BB–	6,225	7,003,125

Gas Utilities 1.84%			13,666,051

KN Capital Trust I, 8.56%,
Ser B, 04-15-27	BB+	8,735	8,859,290

KN Capital Trust III,
7.63%, 04-15-28	BB+	4,960	4,806,761

Integrated Telecommunication Services 2.02%			15,025,256

TCI Communications Financing
Trust III, 9.65%, 03-31-27	BBB–	14,210	15,025,256

Investment Banking & Brokerage 1.35%			10,088,000

HBOS Capital Funding L.P., 6.85%,
03-29-49, (United Kingdom)	A	10,000	10,088,000
Multi-Utilities 1.28%			9,506,692

Dominion Resources Capital Trust
I, 7.83%,12-01-27	BB+	9,097	9,506,692

Other Diversified Financial Services 0.48%			3,575,053

JPM Capital Trust I,
7.54%, 01-15-27	A–	3,447	3,575,053

Issuer		Shares	Value

Common stocks 5.40%			$40,157,465
(Cost $29,148,786)

Electric Utilities 0.43%			3,207,060

Scottish Power Plc, American Depositary Receipt (ADR)
(United Kingdom)		54,000	3,207,060

Gas Utilities 0.49%			3,675,400

ONEOK, Inc.		85,000	3,675,400

Independent Power Producers & Energy Traders 2.01%			14,921,400

TXU Corp.		260,000	14,921,400
Multi-Utilities 2.47%			18,353,605

CH Energy Group, Inc.		20,600	1,104,366

DTE Energy Co.		281,516	13,256,589

TECO Energy, Inc.		235,000	3,992,650

See notes to financial statements

Preferred Income Fund III

F I N A N C I A L  S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 114.71%			$853,876,626
(Cost $861,626,753)

Agricultural Products 2.17%			16,166,728

Ocean Spray Cranberries, Inc.,
6.25%, Ser A (S)	BB+	195,000	16,166,728

Automobile Manufacturers 3.44%			25,647,851

Ford Motor Co., 7.50%	CCC+	761,385	13,963,801

General Motors Corp., 7.25%,
Ser 07-15-41	B–	50,641	972,307

General Motors Corp., 7.375%,
Ser 05-15-48	Caa1	558,194	10,711,743

Broadcasting & Cable TV 2.11%			15,728,311

Comcast Corp., 7.00%	BBB+	119,900	3,128,191

Comcast Corp., 7.00%, Ser B	BBB+	492,000	12,600,120

Consumer Finance 3.50%			26,050,633

Ford Motor Credit Co., 7.60%	B1	25,000	543,750

HSBC Finance Corp., 6.36%,
Depositary Shares, Ser B	A	250,000	6,487,500

HSBC Finance Corp., 6.875%	AA–	636,118	16,411,844

SLM Corp., 6.00%	A	64,195	1,583,691

SLM Corp., 6.97%, Ser A	BBB+	18,800	1,023,848

Diversified Banks 9.69%			72,129,660

BAC Capital Trust II, 7.00%	A	94,600	2,383,920

BAC Capital Trust III, 7.00%	A	22,000	559,240

BAC Capital Trust IV, 5.875%	A	286,400	7,005,344

Royal Bank of Scotland Group Plc,
5.75%, Ser L (United Kingdom)	A	960,000	23,510,400

Santander Finance Preferred SA,
Unipersonal, 6.41%,
Ser 1 (Spain)	A–	100,000	2,520,000

USB Capital IV, 7.35%	A	59,100	1,496,412

USB Capital V, 7.25%	A	60,700	1,544,815

USB Capital VIII, 6.35%, Ser 1	A	269,700	6,777,561

USB Capital X, 6.50%	A	85,000	2,163,250

Wachovia Preferred Funding Corp.,
7.25%, Ser A	A–	674,800	19,704,160

Wells Fargo Capital Trust
IV, 7.00%	A+	177,800	4,464,558

Electric Utilities 17.76%			132,171,827

Cleveland Electric Financing
Trust I, 9.00%	BB+	27,400	710,482

Consolidated Edison, Inc., $5.00,
Ser A	BBB+	30,000	2,713,500

Consolidated Edison, Inc., 7.25%	A–	56,000	1,461,040

DTE Energy Trust II, 7.50%	BB+	36,600	945,744

Entergy Mississippi, Inc., 7.25%	A–	113,668	2,895,124

See notes to financial statements

Preferred Income Fund III

F I N A N C I A L  S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Electric Utilities (continued)

FPC Capital I, 7.10%, Ser A	BB+	746,700	$18,794,439

FPL Group Capital Trust I, 5.875%	BBB+	490,000	11,960,900

Georgia Power Capital Trust
V, 7.125%	BBB+	156,100	3,985,233

Georgia Power Co., 6.00%, Ser R	A	730,000	18,374,100

Great Plains Energy, Inc.,
8.00%, Conv	BBB–	685,400	17,135,000

HECO Capital Trust III, 6.50%	BBB–	130,000	3,279,900

Interstate Power & Light Co.,
7.10%, Ser C	BBB–	354,900	9,298,380

Interstate Power & Light Co.,
8.375%, Ser B	Baa3	54,500	1,712,390

Northern States Power Co., 8.00%	BBB–	84,550	2,196,609

PPL Electric Utilities Corp.,
6.25%, Depositary Shares	BBB	130,000	3,449,069

PPL Energy Supply, LLC, 7.00%	BBB	633,770	16,788,567

Southern California Edison Co.,
6.00%, Ser C	BBB–	30,000	3,066,564

Southern California Edison
Co., 6.125%	BBB–	20,000	2,058,126

Virginia Power Capital
Trust, 7.375%	BB+	447,600	11,346,660

Gas Utilities 4.73%			35,189,362

Laclede Capital Trust I, 7.70%	BBB+	82,000	2,096,740

Southern Union Co., 7.55%, Ser A	BB	449,000	11,629,100

Southwest Gas Capital II, 7.70%	BB	810,250	21,463,522

Hotels, Resorts & Cruise Lines 0.41%			3,023,114

Hilton Hotels Corp., 8.00%	BB	118,600	3,023,114

Integrated Telecommunication Services 3.82%			28,408,168

Telephone & Data Systems,
Inc., 6.625%	BBB	465,900	11,694,090

Telephone & Data Systems, Inc.,
7.60%, Ser A	BBB	492,976	12,452,574

Verizon New England, Inc., 7.00%,
Ser B	A3	166,400	4,261,504

Investment Banking & Brokerage 13.72%			102,128,891

Fleet Capital Trust IX, 6.00%	A	469,200	11,640,852

Goldman Sachs Group, Inc., 6.20%,
Ser B	A	240,000	6,240,000

Lehman Brothers Holdings Capital
Trust III, 6.375%, Ser K	A–	793,400	20,033,350

Lehman Brothers Holdings, Inc.,
5.67%, Depositary Shares, Ser D	A–	142,500	7,410,000

Merrill Lynch Preferred Capital
Trust III, 7.00%	A	417,017	10,759,039

Merrill Lynch Preferred Capital
Trust IV, 7.12%	A	232,700	6,054,854

See notes to financial statements

Preferred Income Fund III

F I N A N C I A L  S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Investment Banking & Brokerage (continued)

Merrill Lynch Preferred Capital
Trust V, 7.28%	A	373,700	$9,779,729

Morgan Stanley Capital Trust
III, 6.25%	A–	764,025	19,070,064

Morgan Stanley Capital Trust
IV, 6.25%	A–	393,925	9,856,003

Morgan Stanley Capital Trust
VI, 6.60%	A–	50,000	1,285,000

Life & Health Insurance 7.78%			57,897,672

Lincoln National Capital VI,
6.75%, Ser F	A–	304,000	7,803,680

MetLife, Inc., 6.50%, Ser B	BBB	1,108,850	28,918,808

Phoenix Cos., Inc. (The), 7.45%	BBB	531,949	13,362,559

PLC Capital Trust IV, 7.25%	BBB+	141,400	3,609,942

PLC Capital Trust V, 6.125%	BBB+	83,300	2,033,353

Prudential Plc, 6.50%
(United Kingdom)	A–	83,500	2,169,330

Multi-Line Insurance 5.64%			41,980,697

Aegon N.V., 6.375% (Netherlands)	A–	241,265	6,214,986

Aegon N.V., 6.50% (Netherlands)	A–	150,850	3,876,845

ING Groep N.V., 7.05% (Netherlands)	A	603,970	15,383,116

ING Groep N.V., 7.20% (Netherlands)	A	641,000	16,505,750

Multi-Utilities 10.00%			74,462,314

Aquila, Inc., 7.875%	B2	218,707	5,489,546

Avista Corp., $6.95, Ser K	BB–	129,860	13,083,395

BGE Capital Trust II, 6.20%	BBB–	776,128	19,263,497

DTE Energy Trust I, 7.80%	BB+	202,800	5,116,644

PNM Resources, Inc., 6.75%, Conv	BBB–	273,199	14,340,216

PSEG Funding Trust II, 8.75%	BB+	462,275	12,264,156

Public Service Electric & Gas
Co., 5.05%, Ser D	BB+	30,000	2,745,000

TECO Capital Trust I, 8.50%	B	85,845	2,159,860

Oil & Gas Exploration & Production 6.13%			45,616,583

Apache Corp., 5.68%, Depositary
Shares, Ser B	BBB	27,500	2,736,250

Chesapeake Energy Corp., 6.25%,
Conv (G)	B+	7,330	2,080,767

Devon Energy Corp., 6.49%, Ser A	BB+	25,250	2,581,025

Nexen, Inc., 7.35% (Canada)	BB+	1,494,079	38,218,541

Other Diversified Financial Services 11.14%			82,911,818

ABN AMRO Capital Funding Trust
V, 5.90%	A	665,400	16,408,764

ABN AMRO Capital Funding Trust
VI, 6.25%	A	353,900	9,017,372

Citigroup Capital VII, 7.125%	A	28,042	704,976

Citigroup Capital VIII, 6.95%	A	241,200	6,121,656

See notes to financial statements

Preferred Income Fund III

F I N A N C I A L  S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Other Diversified Financial Services (continued)

Citigroup Capital X, 6.10%	A	720,000	$18,086,400

DB Capital Funding VIII, 6.375%	A	228,500	5,872,450

JPMorgan Chase Capital XI,
5.875%, Ser K	A–	1,010,000	24,563,200

JPMorgan Chase Capital XIV,
6.20%, Ser N	A–	25,000	625,000

JPMorgan Chase Capital XVI, 6.35%	A–	60,000	1,512,000

Real Estate Investment Trusts 5.37%			39,968,729

Duke Realty Corp., 6.50%,
Depositary Shares, Ser K	BBB	151,600	3,802,128

Duke Realty Corp., 6.60%,
Depositary Shares, Ser L	BBB	118,500	3,007,530

Duke Realty Corp., 6.625%,
Depositary Shares, Ser J	BBB	638,100	15,971,643

Public Storage, Inc., 6.18%,
Depositary Shares, Ser D	BBB+	20,000	483,000

Public Storage, Inc., 6.50%,
Depositary Shares, Ser W	BBB+	450,000	11,304,000

Public Storage, Inc., 7.50%,
Depositary Shares, Ser V	BBB+	184,530	4,753,493

Public Storage, Inc., 7.625%,
Depositary Shares, Ser T	BBB+	25,500	646,935

Regional Banks 3.55%			26,450,730

National Commerce Capital Trust
II, 7.70%	A–	86,800	2,206,456

PFGI Capital Corp., 7.75%	A	926,900	24,244,274

Reinsurance 0.41%			3,059,532

RenaissanceRe Holdings Ltd.,
6.08%, Ser C (Bermuda)	BBB	127,800	3,059,532

Specialized Finance 0.71%			5,296,450

CIT Group, Inc., 6.35%, Ser A	BBB+	70,000	1,823,500

Repsol International Capital Ltd., 7.45%,
Ser A (Cayman Islands)	BB+	137,000	3,472,950

Thrifts & Mortgage Finance 1.18%			8,752,980

Abbey National Plc, 7.375%
(United Kingdom)	A	339,000	8,752,980

Wireless Telecommunication Services 1.45%			10,834,576

United States Cellular Corp., 7.50%	BBB	414,800	10,834,576

See notes to financial statements

Preferred Income Fund III

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 1.42%					$10,600,000
(Cost $10,600,000)
Government U.S. Agency 1.42%					10,600,000

Federal Home Loan Bank,
Discount Note	5.18%	12-01-06	AAA	$10,600	10,600,000

Total investments (Cost $1,081,997,527) 145.65%					$1,084,180,777

Other assets and liabilities, net 1.38%					$10,296,097

Fund preferred shares, at value (47.03%)					($350,096,863)

Total net assets 100.00%					$744,380,011

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on November 30, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $16,166,728 or 2.17% of the Fund’s net assets as of November 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Preferred Income Fund III

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 11-30-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments at value (cost $1,081,997,527)	$1,084,180,777
Cash	75,343
Cash segregated for futures contracts	715,000
Receivable for investments sold	4,032,616
Dividends and interest receivable	5,876,881
Receivable for swap contracts	38,992
Unrealized appreciation of swap contracts	707,958
Receivable from affiliates	16,351
Other assets	24,271
Total assets	1,095,668,189

Liabilities

Payable for investments purchased	518,236
Payable for futures variation margin	446,875
Payable to affiliates
Management fees	16,466
Other	14,354
Other payables and accrued expenses	195,384
Total liabilities	1,191,315
Auction Preferred Shares (APS), including accrued dividends, unlimited number of shares of beneficial interest authorized with no par value,
14,000 shares issued, liquidation preference of $25,000 per share	350,096,863

Net assets

Common shares capital paid-in	741,664,736
Accumulated net realized gain on investments, financial futures contracts
and swap contracts	6,458,502
Net unrealized appreciation of investments, financial futures contracts
and swap contracts	1,946,792
Distributions in excess of net investment income	(5,690,019)
Net assets applicable to common shares	$744,380,011

Net asset value per common share

Based on 31,280,764 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$23.80

See notes to financial statements

Preferred Income Fund III

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 11-30-06 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) and distributions paid to APS shareholders for the period stated.

Investment income

Dividends (net of foreign withholding tax of $731)	$29,772,529
Interest	6,066,536
Total investment income	35,839,065

Expenses

Investment management fees (Note 2)	4,011,111
Accounting and legal services fees (Note 2)	75,944
Compliance fees	9,954
APS auction fees	458,930
Custodian fees	96,055
Printing fees	43,805
Professional fees	29,805
Trustees’ fees	29,200
Transfer agent fees (Note 2)	21,039
Registration and filing fees	15,836
Interest	134
Miscellaneous	24,319
Total expenses	4,816,132
Less expense reductions (Note 2)	(1,069,630)
Net expenses	3,746,502
Net investment income	32,092,563

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	284,025
Financial futures contracts	(3,236,263)
Swap contracts	246,521
Change in net unrealized appreciation (depreciation) of
Investments	57,108,426
Financial futures contracts	(1,340,617)
Swap contracts	(672,876)
Net realized and unrealized gain	52,389,216
Distributions to APS	(8,749,165)
Increase in net assets from operations	$75,732,614

1 Semiannual period from 6-1-06 through 11-30-06.

See notes to financial statements

Preferred Income Fund III

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Period
	ended	ended
	5-31-06	11-30-06[1]

Increase (decrease) in net assets

From operations
Net investment income	$67,502,745	$32,092,563
Net realized gain	10,565,773	(2,705,717)
Change in net unrealized appreciation (depreciation)	(64,012,922)	55,094,933
Distributions to APS	(13,641,482)	(8,749,165)

Increase in net assets resulting from operations	414,114	75,732,614

Distributions to common shareholders
From net investment income	(53,052,176)	(24,774,365)
From net realized gain	(3,149,660)	—
	(56,201,836)	(24,774,365)

Net assets

Beginning of period	749,209,484	693,421,762
End of period[2]	$693,421,762	$744,380,011

1 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

2 Includes distributions in excess of net investment income of $4,259,052 and $5,690,019, respectively.

See notes to financial statements

Preferred Income Fund III

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	5-31-04[1,2]	5-31-05[1]	5-31-06	11-30-06[3]

Per share operating performance
Net asset value, beginning of period	$23.88[4]	$22.49	$23.95	$22.17
Net investment income[5]	1.88	2.16	2.16	1.03
Net realized and unrealized
gain (loss) on investments	(1.21)	1.58	(1.70)	1.67
Distributions to APS	(0.11)	(0.25)	(0.44)	(0.28)

Total from investment operations	0.56	3.49	0.02	2.42
Less distributions to common shareholders
From net investment income	(1.80)	(2.03)	(1.70)	(0.79)
From net realized gain	—	—	(0.10)	—
	(1.80)	(2.03)	(1.80)	(0.79)
Capital charges
Offering costs related
to common shares	(0.02)	—	—	—
Offering costs and underwriting
discounts related to APS	(0.13)	—	—	—
Net asset value, end of period	$22.49	$23.95	$22.17	$23.80
Per share market value, end of period	$22.42	$22.22	$19.70	$22.50
Total return at market value[6] (%)	(4.29)[7,8]	8.22	(3.41)	18.49[8]

Ratios and supplemental data

Net assets applicable
to common shares, end of period
(in millions)	$699	$749	$693	$744
Ratio of net expenses to average
net assets[9] (%)	0.99[10]	1.05	1.04	1.04[10]
Ratio of grossed expenses
to average net assets[11] (%)	1.27[10]	1.34	1.34	1.34[10]
Ratio of net investment income
to average net assets[12] (%)	7.97[10]	9.15	9.22	8.94[10]
Portfolio turnover (%)	99[8]	14	16	8[8]

Senior securities

Total value of APS outstanding
(in millions)	$350	$350	$350	$350
Involuntary liquidation preference
per unit (in thousands)	$25	$25	$25	$25
Average market value per unit
(in thousands)	$25	$25	$25	$25
Asset coverage per unit [13]	$75,065	$78,169	$74,123	$77,650

See notes to financial statements

Preferred Income Fund III

F I N A N C I A L   S T A T E M E N T S

Notes to Financial Highlights

1 Audited by previous auditor.

2 Inception period from 6-19-03 through 5-31-04.

3 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

4 Reflects the deduction of a $1.125 per share sales load.

5 Based on the average of the shares outstanding.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Assumes dividend reinvestment and a purchase at $25.28 per share on the inception date and a sale at the current market price on the last day of the period.

8 Not annualized.

9 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.70%, 0.71%, 0.71% and 0.70% respectively.

10 Annualized.

11 Ratios calculated on the basis of expenses relative to the average net assets of common shares, that does not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.90%, 0.91%, 0.91% and 0.90% respectively.

12 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratio of net investment income would have been 5.69%, 6.21%, 6.24% and 6.00%, respectively.

13 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to financial statements

Preferred Income Fund III

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Preferred Income Fund III (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts. On November 30, 2006, the Fund had deposited $715,000 in a segregated account to cover margin requirements on open financial futures contracts.

Preferred Income Fund III

The Fund had the following financial futures contracts open on November 30, 2006:

	NUMBER OF
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

U.S. 10-year Treasury Note	1,100	Short	Mar 07	$944,416

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counter-parties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on November 30, 2006:
		RATE TYPE

		PAYMENTS
NOTIONAL	PAYMENTS MADE	RECEIVED	TERMINATION
AMOUNT	BY FUND	BY FUND	DATE	APPRECIATION

$35,000,000	4.00% (a)	3-month LIBOR	April 09	$707,958
(a) Fixed rate

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date

Preferred Income Fund III

thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gain, if any, on the ex-dividend date. The tax character of distributions paid during the year ended May 31, 2006 was as follows: ordinary income $66,693,658 and long-term capital gain $3,149,660.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers LLC (the “Adviser”), a wholly owned subsidiary of the John Hancock Financial Services, Inc. a subsidiary of Manulife Financial Corporation (“MFC”). Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund’s average daily net asset value and the value attributable to the Auction Preferred Shares (collectively “managed assets”).

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC.

The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Adviser has contractually agreed to limit the Fund’s management fee, on an annual basis, to the following: 0.55% of the Fund’s average daily managed assets until the fifth anniversary of the commencement of the Fund’s operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the reduction in management fees amounted to $1,069,630 for the period ended November 30, 2006. After the eighth year the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $75,944. The Fund also reimbursed John Hancock Life Insurance Company for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are

Preferred Income Fund III

marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the New York Stock Exchange (“NYSE”) and has filed with  the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Note 3
Fund share transactions
Common shares

This listing illustrates the Fund’s common shares sold, distributions reinvested, reclassification of the Fund’s capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.

	Year ended 5-31-06		Period ended 11-30-06[1]
	Shares	Amount	Shares	Amount
Beginning of period	31,280,764	$741,790,150	31,280,764	$741,664,736
Distributions reinvested	—	—	—	—
Reclassification of
capital accounts	—	(125,414)	—	—
End of period	31,280,764	$741,664,736	31,280,764	$741,664,736

1 Semiannual period from 6-1-06 through 11-30-06. Unaudited.

Auction preferred shares

The Fund issued a total of 14,000 Auction Preferred Shares (2,800 shares of Series M, 2,800 shares of Series T, 2,800 shares of Series W, 2,800 shares of Series TH and 2,800 shares of Series F) (collectively, the “APS”) on August 19, 2003, in a public offering. The underwriting discount and offering costs were recorded as a reduction of the capital paid-in of common shares.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction. During the period ended November 30, 2006, dividend rates on APS ranged as follows: Series M from 4.40% to 5.15%, Series T from 4.25% to 5.17%, Series W from 4.70% to 5.26%, Series TH from 4.44% to 5.13% and Series F from 4.50% to 5.15% . Accrued dividends on APS are included in the value of APS on the Fund’s Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund’s by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years’ dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Preferred Income Fund III

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2006, aggregated $82,167,919 and $97,852,272, respectively.

The cost of investments owned on November 30, 2006, including short-term investments, for federal income tax purposes was $1,083,969,887. Gross unrealized appreciation and depreciation of investments aggregated $27,193,159 and $26,982,269, respectively, resulting in net unrealized appreciation of $210,890. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses certain sales of securities.

Preferred Income Fund III

Investment objective and policy

The Fund’s primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace. Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed-income securities which are rated investment grade or higher by Moody’s or Standard & Poor’s at the time of investment. “Assets” are defined as net assets including the liquidation preference of APS plus borrowing for investment purposes.

Bylaws

On December 16, 2003, the Trustees approved the following change to the Fund’s bylaws. The auction preferred section of the Fund’s bylaws was changed to update the rating agency requirements, in keeping with recent changes to the agencies’ basic maintenance reporting requirements for leveraged closed-end funds. Bylaws now require an independent accountants’ confirmation only once per year, at the Fund’s fiscal year end, and changes to the agencies’ basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund’s bylaws in line with current rating agency requirements. On September 14, 2004, the Trustees approved an amendment to the Fund’s bylaws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Dividends and distributions

During the period ended November 30, 2006, dividends from net investment income totaling $0.7920 per share were paid to shareholders.

The dates of payments and the amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDEND

June 30, 2006	$0.1320
July 31, 2006	0.1320
August 31, 2006	0.1320
September 29, 2006	0.1320
October 31, 2006	0.1320
November 30, 2006	0.1320

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the “Plan”), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the “Plan Agent”), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant’s account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder’s account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders’ meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days’ written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (Telephone: 1-800-852-0218).

Shareholder communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Preferred
Income Fund III

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Preferred Income Fund III (the “Fund”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Subadviser”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund and a peer group of comparable funds (the “Peer Group”) selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005,2 (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Peer Group, (iii) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (iv) breakpoints in the Fund’s and the Peer Group’s fees and information about economies of scale, (v) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vi) the background and experience of senior management and investment professionals, and (vii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Peer Group, as well as the Fund’s benchmark index. Morningstar determined the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Peer Group. The Board noted the imperfect comparability of the Peer Group and that Morningstar was not able to select a comparative Category for the Fund.

The Board recognized the relatively short operational history of the Fund and noted that the Fund’s performance during the one-year period was lower than the performance of the median of the Peer Group and higher than the performance of its benchmark index, the Merrill Lynch Preferred Stock Hybrid Securities Index. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, and other non-advisory fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group. The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the median of the Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

The Board observed that the Advisory Agreements did not offer breakpoints. However, the Board considered the limited relevance of economies of scale in the context of a closed-end fund that, unlike an open-end fund, does not continuously offer its shares. The Board noted that the Fund, as a closed-end investment company, was not expected to increase materially in size and that its assets would grow (if at all) through the investment performance of the Fund. Therefore, the Board did not consider potential economies of scale as a principal factor in assessing the fees payable under the Advisory Agreements, but concluded that the fees were fair and equitable based on relevant factors.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

2 Morningstar also provided a comparative analysis for most, but not all of the John Hancock Funds, of the investment performance and advisory and other fees incurred by, and the expense ratios of, the John Hancock Funds relative to a broader category of relevant funds (the “Category”). Morningstar advised the Board that it was not able to select a comparative Category for the John Hancock Preferred Income Fund III. Therefore, Morningstar did not provide a broader Category analysis; instead, it provided only the narrower Peer Group analysis.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Transfer agent for
Ronald R. Dion, Chairman	Treasurer	common shareholders
James R. Boyle†	John G. Vrysen	Mellon Investor Services
James F. Carlin	Chief Financial Officer	Newport Office Center VII
Richard P. Chapman, Jr.*		480 Washington Boulevard
William H. Cunningham	Investment adviser	Jersey City, NJ 07310
Charles L. Ladner*	John Hancock Advisers, LLC
Dr. John A. Moore*	601 Congress Street	Transfer agent for
Patti McGill Peterson*	Boston, MA 02210-2805	preferred shareholders
Steven R. Pruchansky		Deutsche Bank Trust
*Members of the Audit Committee	Subadviser	Company Americas
†Non-Independent Trustee	MFC Global Investment	280 Park Avenue
	Management (U.S.), LLC	New York, NY 10017
Officers	101 Huntington Avenue
Keith F. Hartstein	Boston, MA 02199	Legal counsel
President and		Kirkpatrick & Lockhart
Chief Executive Officer	Principal distributor	Preston Gates Ellis LLP
Thomas M. Kinzler	John Hancock Funds, LLC	1 Lincoln Street
Secretary and	601 Congress Street	Boston, MA 02111-2950
Chief Legal Officer	Boston, MA 02210-2805
Francis V. Knox, Jr.		Stock symbol
Chief Compliance Officer	Custodian	Listed New York Stock
	The Bank of New York	Exchange:
	One Wall Street	HPS
New York, NY 10286
For shareholder assistance
refer to page 24

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Phone	Customer service representatives	1-800-852-0218
	Portfolio commentary	1-800-344-7054
	24-hour automated information	1-800-843-0090
	TDD line	1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds. com

P12SA 11/06
1/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, November 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-
END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: January 26, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: January 26, 2007